AMG FUNDS

AMG SouthernSun Small Cap Fund

Supplement dated April 4, 2016 to the

Summary Prospectus, dated February 1, 2016

The following information supplements and supersedes any information to the contrary relating to AMG SouthernSun Small Cap Fund (the “Fund”), a series of AMG Funds, contained in the Fund’s Summary Prospectus, dated February 1, 2016.

With respect to the legend that appears on the cover page of the Summary Prospectus, the last sentence is hereby deleted and replaced with the following:

The current prospectus, dated February 1, 2016, as supplemented April 4, 2016, and statement of additional information, dated February 1, 2016, are incorporated by reference into this summary prospectus.

Effective April 15, 2016, the Fund will reopen to new investors.

Effective April 15, 2016, the Summary Prospectus will be amended as follows:

With respect to the sub-section “Buying and Selling Fund Shares”, the first paragraph will be deleted in its entirety.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

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